FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

25.FAIR VALUE MEASUREMENTS

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Fair value measurements as at December 31, 2021 using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs		Fair value
	(Level 1)	(Level 2)	(Level 3)	Total	adjustment	Impairment
	RMB	RMB	RMB	RMB	RMB	RMB
Recurring fair value measurement for:
Derivative liabilities	—	(14,918)	—	(14,918)	(14,918)	—
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	169,171	—	—	169,171	58,643	(5,000)
Equity method investments	—	—	—	—	—	(5,691)
	169,171	(14,918)	—	154,253	43,725	(10,691)

	Fair value measurements as at December 31, 2022 using
	Quoted	Significant	Significant
	prices in	observable	unobservable
	active markets	inputs	inputs			Fair value
	(Level 1)	(Level 2)	(Level 3)	Total		adjustment		Impairment
	RMB	RMB	RMB	RMB		RMB	US$	RMB	US$
Recurring fair value measurement for:
Derivative assets	—	50,231	—	50,231	7,283	50,231	7,283	—	—
Derivative liabilities	—	(18,644)	—	(18,644)	(2,703)	(3,726)	(540)	—	—
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	—	—	156,859	156,859	22,742	—	—	(12,312)	(1,785)

25.FAIR VALUE MEASUREMENTS (CONTINUED)

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 11). The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value, especially considering the increased market volatility in the global financial markets after the COVID-19 outbreak.

The Group recognized unrealized gain of RMB18,687, RMB58,643 and nil for measuring equity investments at fair value resulting from the observable price changes occurring in the years ended December 31, 2020, 2021 and 2022, respectively. The Group recognized impairment of nil, RMB5,000 and RMB12,312 (US$1,785) for equity investments at fair value in the years ended December 31, 2020, 2021 and 2022, respectively.

Derivative assets and liabilities represent the Group’s freestanding forward exchange rate contracts with banks to reduce volatility in the Company’s economic value caused by foreign currency fluctuations. The freestanding forward exchange rate contracts did not qualify for hedge accounting. The derivative assets and derivative liabilities are recorded in the consolidated statements balance sheets measured at fair value. Below is the details:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Prepayments and other current assets	—	49,077	7,115
Other non-current assets	—	1,154	168
Total derivative assets	—	50,231	7,283
Accrued expenses and other liabilities	14,918	5,452	790
Other non-current liabilities	—	13,192	1,913
Total derivative liabilities	14,918	18,644	2,703